Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss				$ (2,743,116)	$ (1,537,315)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense				3,728	3,978
Amortization of debt issuance costs				20,815	59,574
Accretion of discount on convertible debentures				416,833	718,640
Default penalty on convertible debentures				1,247,310
Interest income on short-term investment				(22)	(24)
Change in fair value of financial instruments				(646,671)	(1,386,469)
Stock-based compensation				192,776	294,067
Bad debts expense					36,099
Loss on extinguishment of debt					1,104,179
Return of unvested consultant stock					(45,000)
Changes in operating assets and liabilities:
Accounts receivable				79,898	44,487
Inventory				40,789	(164,918)
Prepaid expenses and other current assets				7,717	7,776
Accounts payable and accrued expenses				(237,903)	22,064
Accounts payable and accrued expenses - subject to compromise				120,325
Accrued interest, related party				6,468	8,197
Accrued interest				173,147	(9,458)
Related party accounts payable and accrued expenses				6,468	8,197
Related party accounts payable and accrued expenses - subject to compromise				237,670	(112,377)
Billings in excess of costs and estimated earnings -on uncompleted contracts				24,524	(20,849)
Deferred revenue				(132,897)	(76,338)
Net cash used in operating activities				(1,188,609)	(1,053,687)
Cash flows provided by investing activities:
Short-term investment				9,418
Security deposit refund				12,000	(3,900)
Purchase of equipment					(3,068)
Net cash provided by (used in) investing activities				21,418	(6,968)
Cash flows from financing activities:
Expenditures on debt issuance costs					(40,763)
Proceeds from exercise of common stock options					22,500
Proceeds from issuance of convertible debentures				150,000	1,760,858
Proceeds from debtor in possession financing				600,000
Principal payments of convertible debentures-					(392,000)
Net cash provided by (used in) financing activities				750,000	1,350,595
Net increase (decrease) in cash and cash equivalents				(417,191)	289,940
Cash and cash equivalents - beginning of period		$ 466,997	$ 884,188	884,188	594,248
Cash and cash equivalents - end of period				466,997	884,188
Cash paid during the period for:
Interest				79,914	209,966
Supplemental disclosure of non-cash financing activities:
In connection with the issuance of convertible debentures, $40,000 was paid for accrued interest and $24,142 was paid for debt issuance costs.
Issuance of common stock for settlement of debt					25,000
Successor
Cash flows from operating activities:
Net loss	$ (543,206)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	674
Amortization of debt issuance costs
Amortization of intangible assets	145,875
Amortization of discount on convertible debentures	111,808
Default penalty on convertible debentures
Interest income on short-term investment	(3)
Change in fair value of financial instruments	(18,345)
Interest expense on debtor in possession financing
Gain on reorganization
Stock-based compensation
Changes in operating assets and liabilities:
Accounts receivable	(88,874)
Cost and estimated earnings in excess of billings on uncompleted contracts	(25,753)
Inventory	(98,257)
Prepaid expenses and other current assets	(5,000)
Accounts payable and accrued expenses	(76,403)
Accounts payable and accrued expenses - subject to compromise	(21,197)
Accrued interest, related party	(26,500)
Accrued interest
Related party accounts payable and accrued expenses	45,818
Related party accounts payable and accrued expenses - subject to compromise	(113,789)
Billings in excess of costs and estimated earnings -on uncompleted contracts	68,679
Deferred revenue	83,587
Net cash used in operating activities	(560,886)
Cash flows provided by investing activities:
Security deposit refund
Cash flows from financing activities:
Principal payments on related party notes payable	(48,500)
Proceeds from issuance of convertible debentures
Net cash provided by (used in) financing activities	(48,500)
Net increase (decrease) in cash and cash equivalents	(609,386)
Cash and cash equivalents - beginning of period	955,803
Cash and cash equivalents - end of period	346,417	955,803
Cash paid during the period for:
Interest
Supplemental disclosure of non-cash financing activities:
Conversion of debtor in possession financing to convertible debentures
Predecessor
Cash flows from operating activities:
Net loss		(664,737)	(2,254,115)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense		1,629	2,803
Amortization of debt issuance costs		5,204	15,611
Amortization of intangible assets
Amortization of discount on convertible debentures		387,965	311,625
Default penalty on convertible debentures			1,247,310
Interest income on short-term investment		(8)	(13)
Change in fair value of financial instruments			(646,671)
Interest expense on debtor in possession financing		35,848
Gain on reorganization		(713,379)
Stock-based compensation		119,146	145,843
Changes in operating assets and liabilities:
Accounts receivable		(104,858)	(892)
Cost and estimated earnings in excess of billings on uncompleted contracts			(5,765)
Inventory		118,011	184,031
Prepaid expenses and other current assets		(28,589)	7,717
Accounts payable and accrued expenses		269,317	(126,356)
Accounts payable and accrued expenses - subject to compromise		(22,457)
Accrued interest, related party			6,131
Accrued interest			159,828
Related party accounts payable and accrued expenses			173,494
Related party accounts payable and accrued expenses - subject to compromise		(163,522)
Billings in excess of costs and estimated earnings -on uncompleted contracts		14,650	14,066
Deferred revenue		(87,115)	(254,708)
Net cash used in operating activities		(832,895)	(1,020,061)
Cash flows provided by investing activities:
Security deposit refund		2,700	12,000
Cash flows from financing activities:
Principal payments on related party notes payable
Proceeds from issuance of convertible debentures		1,319,001	150,000
Net cash provided by (used in) financing activities		1,319,001	150,000
Net increase (decrease) in cash and cash equivalents		488,806	(858,061)
Cash and cash equivalents - beginning of period	$ 955,803	466,997	884,188	884,188
Cash and cash equivalents - end of period		955,803	26,127	$ 466,997	$ 884,188
Cash paid during the period for:
Interest			79,914
Supplemental disclosure of non-cash financing activities:
Conversion of debtor in possession financing to convertible debentures		$ 600,000